Other disclosures - Risk Management and Principal Risks - Provision on loan commitments and financial guarantees (audited) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Reconciliation of ECL movement to impairment (charge)/release for the period, Loan commitments and financial guarantees
Credit impairment charges and other provisions	£ (1,468)	£ (2,336)	£ (2,373)
Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	271			£ 420
Net transfers between stages	0
Business activity in the year	18
Net drawdowns and repayments	(57)
Final repayments	110
Closing/Ending balance	271			420
Loan commitments and financial guarantee contracts [member] | Stage 1 [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	99			133
Net transfers between stages	42
Business activity in the year	18
Net drawdowns and repayments	(79)
Final repayments	15
Closing/Ending balance	99			133
Loan commitments and financial guarantee contracts [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	150			259
Net transfers between stages	(43)
Business activity in the year	0
Net drawdowns and repayments	(22)
Final repayments	44
Closing/Ending balance	150			259
Loan commitments and financial guarantee contracts [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	22			28
Net transfers between stages	1
Business activity in the year	0
Net drawdowns and repayments	44
Final repayments	51
Closing/Ending balance	£ 22			£ 28